Other non-financial assets (Details) - USD ($)	12 Months Ended						24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2024
Non-current
Current income tax assets	$ 1,643,000	$ 1,909,000					$ 1,643,000
Total Non-Current	58,835,000	59,819,000					58,835,000
Assets for current income taxes	4,257,000	15,150,000					4,257,000
Sociedad Minera Cerro Verde S.A.A.
Current
Value added tax (VAT) credit	28,853,000	39,143,000					28,853,000
Non-current
Other receivables	275,257,000	274,029,000					275,257,000
Uncertain tax position	21,481,000	18,252,000					21,481,000
Other taxes to be recovered	1,947,000	1,981,000					1,947,000
Total Non-Current	298,685,000	294,262,000					298,685,000
Total other non-financial assets	327,538,000	333,405,000					327,538,000
Current payables on social security and taxes other than income tax	21,400,000	8,400,000					21,400,000
Protest disbursement under disputed tax	181,900,000	192,600,000					181,900,000
Custom taxes	15,900,000	16,200,000					15,900,000
Assets for current income taxes	56,100,000	56,800,000					56,100,000
Income tax expense	21,500,000	$ 18,300,000	$ 18,300,000	$ 18,300,000	$ 18,300,000	$ 18,300,000
El Brocal
Non-current
Payment for acquisition of subsidiary	$ 34,023,000,000,000
Impairment loss was recognized in respect to such goodwill							$ 0